PROSPECTUS

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

A mutual fund seeking to provide current income exempt from federal regular income tax by investing in a portfolio of tax-exempt securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years.

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As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

JULY 31, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

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What are the Specific Risks of Investing in the Fund? 8

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What Do Shares Cost? 8

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How is the Fund Sold? 9

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How to Purchase Shares 9

How to Redeem Shares 10

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Account and Share Information 12

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Who Manages the Fund? 13

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Financial Information 13

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Report of Independent Auditors 29

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to provide current income exempt from federal regular income tax. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its objective by investing at least 80% of its net assets in a diversified portfolio of tax exempt securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years. Interest from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations (AMT). The Fund's portfolio securities will be investment grade or of comparable quality.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Interest Rate Risks. Prices of fixed income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
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  Credit Risk. Issuers of tax-exempt securities may default on the payment of interest or principal when due.
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  Call Risks. Issuers of tax-exempt securities may redeem the securities prior to maturity at a price below their current market value.
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Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

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The Fund's shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2000 to June 30, 2000 was 2.85%.

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Within the period shown in the Chart, the Fund's highest quarterly return was 4.55% (quarter ended March 31, 1995). Its lowest quarterly return was (3.85%) (quarter ended March 31, 1994).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar periods ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7YRGOMBI), a broad based market index and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA). The LB7YRGOMBI is an unmanaged index of municipal bonds, issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of six to eight years. The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category. Total returns for the index and average shown do not reflect sales charges, expenses or other fees the SEC requires to be reflected in the Fund's perfomance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

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Calendar Period	Fund	LB7YRGOMBI	LIMDFA
1 Year	(2.57%)	(0.16%)	(1.68%)
5 Years	 4.91%	 6.50%	 5.59%
10 Years	 5.42%	 6.56%	 5.94%

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Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

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What are the Fund's Fees and Expenses?

FEDERATED INTERMEDIATE MUNICIPAL TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.18%
Total Annual Fund Operating Expenses[4]	0.83%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2000.

Total Waivers of Fund Expenses	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.58%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee actually paid (after the voluntary waiver) was 0.34% for the fiscal year ended May 31, 2000.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee actually paid (after the voluntary waiver) was 0.06% for the fiscal year ended May 31, 2000.

4 For the fiscal year ending May 31, 2001, the Total Annual Operating Expenses and Total Actual Annual Fund Operating Expenses (after waivers) are expected to be 0.85% and 0.60%, respectively.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$ 85

3 Years	$ 265

5 Years	$ 460

10 Years	$1,025

What are the Fund's Investment Strategies?

The Fund invests at least 80% of its net assets in a portfolio of tax exempt securities with a dollar-weighted average portfolio maturity of not less than three or more than ten years. Interest from the Fund's investments may be subject to AMT. The Fund's portfolio securities will be investment grade or of comparable quality. The Fund's investment adviser (Adviser) actively manages the Fund's portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide enhanced levels of income.

The Adviser manages interest rate risk by adjusting the duration of its portfolio. "Duration" measures the sensitivity of a security's price to changes in interest rates. The greater a portfolio's duration, the greater the change in the portfolio's value in response to a change in market interest rates. The Adviser will increase or reduce the Fund's portfolio duration based on its interest rate outlook. When the Adviser expects interest rates to fall, it will maintain a longer portfolio duration. When the Adviser expects interest rates to increase, it will shorten the portfolio duration. The Adviser considers a variety of factors in formulating its interest rate outlook, including the following:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve's monetary policy; and
  supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

The Adviser manages credit risk by performing a fundamental credit analysis on tax exempt securities before the Fund purchases such securities. The Adviser considers various factors, including the following:

  the economic feasibility of revenue bond financings and general purpose financings;
  the financial condition of the issuer or guarantor; and
  political developments that may affect credit quality.

The Adviser monitors the credit risks of all securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized ratings services.

To select securities, the Adviser focuses on several factors. First, it considers sources available to the issuer for making principal and interest payments to assess whether the security's risk is commensurate with its potential return. Second, the Adviser considers the structure of the security; it seeks securities with favorable structural attributes such as protection against issuer calls. The Adviser attempts to provide enhanced levels of income, subject to these considerations and the Fund's maturity, quality and duration constraints, by purchasing securities offering the highest expected returns. The Adviser may also allocate investments in sectors of the tax exempt market that offer the highest return. Finally, the Adviser will invest a portion of the portfolio in tax exempt securities subject to the alternative minimum tax, which may offer higher returns.

TEMPORARY DEFENSIVE INVESTMENTS

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The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to shareholders. This may also cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

TAX EXEMPT SECURITIES

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Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically.

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Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

The interest on many types of private activity bonds is subject to AMT.

Municipal Leases

Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

The Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Inverse Floaters

An inverse floater has a floating or variable interest rate that moves in the opposite direction of market interest rates. When market interest rates go up, the interest rate paid on the inverse floater goes down; when market rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond more rapidly to market interest rate changes than fixed rate tax exempt securities. Inverse floaters are subject to interest rate risks and leverage risks.

Zero Coupon Securities

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Tax Increment Financing Bonds

Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Fund treats demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 13 months.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

SPECIAL TRANSACTIONS

Delayed Delivery Transactions

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Delayed delivery transactions, including when- issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

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Investment Ratings for Investment Grade Securities

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The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade. If a security is downgraded below the minimum quality grade discussed above, the Adviser will re-evaluate the security, but will not be required to sell it.

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What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

CALL RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

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A substantial part of the Fund's portfolio may be comprised of securities credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

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LEVERAGE RISKS

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in the prospectus) it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to retail and private banking customers of financial institutions and to accounts for which financial institutions act in a fiduciary, advisory, agency, custodial, or similar capacity, or to individuals, directly or through investment professionals. The Fund may not be a suitable investment for retirement plans.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

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If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

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By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

J. Scott Albrecht

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J. Scott Albrecht has been the Fund's Portfolio Manager since July 1995. He is Vice President of the Fund. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

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Mary Jo Ochson

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Mary Jo Ochson has been the Fund's Portfolio Manager since July 1997. Ms. Ochson joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Ms. Ochson served as a Portfolio Manager and a Vice President of the Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, for the year ended May 31, 2000 whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 29.

Year Ended May 31	2000 [1]	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$10.56	$10.69	$10.50	$10.41	$10.55
Income From Investment Operations:
Net investment income	0.49	0.51	0.53	0.53	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	(0.69)	(0.13)	0.19	0.09	(0.14)

TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.38	0.72	0.62	0.39

Less Distributions:
Distributions from net investment income	(0.49)	(0.51)	(0.53)	(0.53)	(0.53)

Net Asset Value, End of Period	$ 9.87	$10.56	$10.69	$10.50	$10.41

Total Return[2]	(1.89%)	3.59%	6.98%	6.11%	3.78%

Ratios to Average Net Assets:

Expenses	0.58%	0.57%	0.57%	0.57%	0.57%

Net investment income	4.88%	4.76%	4.97%	5.09%	5.05%

Expense waiver/reimbursement[3]	0.25%	0.25%	0.25%	0.26%	0.24%

Supplemental Data:

Net assets, end of period (000 omitted)	$181,291	$243,368	$224,582	$232,506	$218,398

Portfolio turnover	43%	34%	35%	33%	19%

1 For the year ended May 31, 2000 the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 The voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MAY 31, 2000

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--96.9%[2]
		Alabama--3.1%
$1,500,000		Alabama Water PCA, PCR Bonds, 6.35% (AMBAC INS) 8/15/2001	AAA		$1,526,505
4,665,000		Hoover, AL, IDRBs, Series 1998, 4.95% (Cricket Development Co.)/(Protective Life Corp. GTD) 12/1/2011	NR		4,147,838

		TOTAL			5,674,343

		Alaska--2.2%
4,000,000		Alaska State Housing Finance Corp., General Mortgage Revenue Bonds, Series A, 5.65% (MBIA INS) 12/1/2012	AAA		3,930,440

		Arizona--2.2%
1,800,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Series 1999A-1, 5.50%, 5/1/2012	Aaa		1,759,194
2,200,000		Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Series 1999A-1, 5.60%, 5/1/2013	Aaa		2,157,320

		TOTAL			3,916,514

		California--1.1%
1,875,000		Los Angeles, CA, Department of Water & Power, Electric Plant Revenue Bonds, 2nd Issue, 9.00%, 6/1/2001	A+		1,958,025

		Colorado--0.6%
1,000,000		Colorado HFA, SFM Revenue Bonds, Series 1997C-3, 6.75%, 5/1/2017	Aa2		1,035,590

		District of Columbia--1.6%
3,000,000		District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS) 10/1/2017	AAA		2,933,790

		Florida--3.3%
3,000,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, 6.00% (Florida State) 6/1/2001	AA+		3,040,710
2,000,000		Florida State Board of Education Administration, UT GO Capital Outlay Bonds, Series C, 6.25% (Florida State) 6/1/2001	AA+		2,031,780
970,000		Lee County, FL, HFA, SFM Revenue Bonds, Series 1998A-2, 6.30% (GNMA COL) 3/1/2029	Aaa		978,342

		TOTAL			6,050,832

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Georgia--0.6%
$1,000,000		Georgia Municipal Electric Authority, Revenue Bonds, Series U, 6.60%, 1/1/2001	A		$1,010,960

		Hawaii--1.7%
1,000,000		Hawaii State, UT GO Bonds, Series BU, 5.85% (Original Issue Yield: 5.95%) 11/1/2001	A+		1,011,900
2,000,000		Hawaii State, UT GO Refunding Bonds, Series CO, 6.00% (FGIC INS) 9/1/2006	AAA		2,080,480

		TOTAL			3,092,380

		Idaho--0.4%
705,000		Idaho Housing Agency, SFM Revenue Bonds, Series D-2, 5.25%, 7/1/2011	A1		661,516

		Illinois--4.6%
1,260,000		Illinois Health Facilities Authority, Revenue Refunding Bonds, Series A, 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%) 8/15/2011	AA		1,286,561
2,540,000		Illinois Health Facilities Authority, Revenue Refunding Bonds, Series B, 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%) 8/15/2011	AA		2,469,566
3,000,000		Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series A, 6.20% (AMBAC INS) 2/1/2001	AAA		3,030,570
1,500,000		Illinois State, UT GO Bonds, 5.25%, 7/1/2004	AAA		1,506,765

		TOTAL			8,293,462

		Indiana--3.2%
1,400,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, 5.25% (Floyd Memorial Hospital)/(Original Issue Yield: 5.45%) 2/15/2018	A		1,186,696
4,800,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Series 1996A, 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%) 2/15/2010	AA		4,685,136

		TOTAL			5,871,832

		Kansas--1.5%
1,810,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds, Series 1997A-2, 6.70% (GNMA COL) 6/1/2029	Aaa		1,936,229
755,000		Sedgwick County, KS, SFM Revenue Bonds, Series 1997A-2, 6.50% (GNMA COL) 12/1/2016	Aaa		770,221

		TOTAL			2,706,450

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Louisiana--0.5%
$1,000,000		Lake Charles, LA, Harbor & Terminal District, Revenue Bonds, 5.50% (Reynolds Metals Co.) 5/1/2006	A+		$981,930

		Massachusetts--1.9%
1,210,000		Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds, Series 1998B, 5.35% (Ogden Haverhill) 12/1/2015	BBB		1,016,206
1,000,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds, Series 5, 5.50%, 8/1/2013	AAA		996,670
1,500,000		Massachusetts Water Pollution Abatement Trust Pool, Program Bonds, Series 5, 5.50%, 8/1/2014	AAA		1,483,170

		TOTAL			3,496,046

		Michigan--12.3%
1,785,000		Kent County, MI, Airport Revenue Bonds, Series 1998, 4.90% (Kent County International Airport)/(MBIA INS)/(Original Issue Yield: 4.93%) 1/1/2014	AAA		1,579,796
2,610,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Drinking Water Revolving Fund) 10/1/2014	AA+		2,620,858
2,000,000		Michigan State Building Authority, Revenue Bonds, Series II, 6.25% (AMBAC INS)/(Original Issue Yield: 6.35%) 10/1/2000	AAA		2,011,120
4,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Series 1998A, 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%) 6/1/2013	A1		3,525,400
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds, Series 1999A, 6.00% (Ascension Health Credit Group) 11/15/2011	AAA		5,071,550
3,705,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series B, 5.65% (MBIA INS) 10/1/2007	AAA		3,769,208
3,605,000		Michigan State Housing Development Authority, Rental Housing Revenue Bonds, Series B, 5.65% (MBIA INS) 4/1/2007	AAA		3,665,924

		TOTAL			22,243,856

		Missouri--6.9%
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, Series A, 6.00% (BJC Health System)/ (Original Issue Yield: 6.05%) 5/15/2005	AA		5,182,550
5,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, Series A, 6.10% (BJC Health System) /(Original Issue Yield: 6.15%) 5/15/2006	AA		5,221,300
Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Missouri--continued
$1,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, Series 1998, 5.10% (Lake of the Ozarks General Hospital, Inc.)/(Original Issue Yield: 5.28%) 2/15/2018	AA		$860,040
1,360,000		Missouri State Housing Development Commission, SFM Loan Revenue Bonds, Series 1998B, 5.20%, 9/1/2012	AAA		1,271,586

		TOTAL			12,535,476

		Nevada--1.5%
1,000,000		Clark County, NV, School District, LT GO Bonds, Series A, 9.75% (MBIA INS) 6/1/2000	AAA		1,000,000
2,000,000		Reno, NV, Hospital Revenue Bonds, Series 1998A, 5.00% (St. Mary's Regional Medical Center)/(MBIA INS)/(Original Issue Yield: 5.24%) 5/15/2018	AAA		1,735,340

		TOTAL			2,735,340

		New Hampshire--3.3%
2,805,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds, Series 1998, 5.125% (Franklin Pierce College)/ (American Capital Access INS)/(Original Issue Yield: 5.25%) 10/1/2013	A		2,523,266
1,000,000		New Hampshire Higher Educational & Health Facilities Authority, Revenue Bonds, Series 1998, 5.25% (Franklin Pierce College)/(American Capital Access INS)/(Original Issue Yield: 5.42%) 10/1/2018	A		873,420
2,555,000		New Hampshire State, UT GO Bonds, Series A, 6.40%, 6/15/2001	AA+		2,597,847

		TOTAL			5,994,533

		New Jersey--2.2%
4,000,000		New Jersey EDA, Transportation Project Sublease Revenue Bonds, Series 1999A, 5.75% (New Jersey Transit Corporation Light Rail Transit System Projects) 5/1/2013	AAA		4,051,240

		New York--7.2%
5,000,000		New York City, NY, UT GO Bonds, Series 1999G, 6.00%, 10/15/2007	AAA		5,221,800
2,500,000		New York State Environmental Facilities Corp., State Water Pollution Control Bonds, Series 1994E, 6.15% (Original Issue Yield: 6.25%) 6/15/2004	AA-		2,595,300
4,000,000		New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds, Series B, 5.625% (Original Issue Yield: 5.75%) 4/1/2005	AAA		4,080,920
1,250,000		Suffolk County, NY, IDRB, Series 1998, 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%) 1/1/2013	NR		1,113,937

		TOTAL			13,011,957

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		North Carolina--4.1%
$2,080,000		Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.90% (Original Issue Yield: 5.95%) 1/1/2002	AA		$2,105,376
1,275,000		Charlotte-Mecklenburg Hospital Authority, NC, Refunding Revenue Bonds, 5.90% (Original Issue Yield: 5.95%) 1/1/2002	AA		1,293,462
2,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%) 1/1/2004	BBB+		2,008,180
2,000,000		North Carolina Municipal Power Agency No. 1, Revenue Refunding Bonds, 7.25% (Catawba Electric) 1/1/2007	BBB+		2,126,140

		TOTAL			7,533,158

		Ohio--3.7%
2,000,000		Franklin County, OH, Development Revenue Bonds, Series 1999, 5.80% (American Chemical Society)/(Original Issue Yield: 5.83%) 10/1/2014	A		1,989,240
3,195,000		Lucas County, OH, Hospital Revenue Refunding Bonds, Series 1996, 5.50% (ProMedica Healthcare Obligated Group)/(MBIA INS)/(Original Issue Yield: 5.75%) 11/15/2008	AAA		3,223,915
1,400,000		Montgomery County, OH, Health Facilities Authority, Revenue Bonds, Series A, 6.20% (Sisters of Charity Health Care System)/ (MBIA INS)/(Original Issue Yield: 6.30%) 5/15/2001	AAA		1,418,984

		TOTAL			6,632,139

		Pennsylvania--4.4%
1,050,000	[3]	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds, Series 1999, 6.00% (AFCO Cargo PIT LLC Project) 9/1/2009	NR		963,176
1,000,000		New Wilmington, PA, Municipal Authority, College Revenue Bonds, 5.30% (Westminister College)/(Original Issue Yield: 5.40%) 3/1/2018	Baa1		855,060
5,000,000		Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds, Series 1997A, 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%) 5/15/2012	AA-		4,369,850
2,000,000		Philadelphia, PA, IDA, Airport Revenue Bonds, Series 1998A, 5.00% (Philadelphia Airport System)/(FGIC INS)/(Original Issue Yield: 5.25%) 7/1/2015	AAA		1,778,600

		TOTAL			7,966,686

		Rhode Island--0.5%
1,000,000		Rhode Island Economic Development Corp., Revenue Note Obligations, 2000 Senior Obligation Series, 5.75% (Providence Place Mall Project)/(Asset Guaranty INS) 7/1/2010	AA		983,820

		South Carolina--1.7%
3,090,000		South Carolina State Public Service Authority, Revenue Obligations, Series 1999A, 5.625% (Santee Cooper) 1/1/2013	AAA		3,078,814

Principal Amount			Credit Rating	[1]	Value
		LONG-TERM MUNICIPALS--continued[2]
		Texas--10.0%
$2,850,000		Harrison County, TX, Health Facilities Development Corp., Hospital Revenue Bonds, Series 1998, 5.50% (Marshall Regional Medical Center)/(American Capital Access INS)/(Original Issue Yield: 5.52%) 1/1/2018	A		$2,500,932
4,500,000		Houston, TX, Independent School District, LT GO Bonds, 8.375%, 8/15/2000	AAA		4,534,650
1,475,000		San Antonio, TX, UT GO General Improvement Bonds, 8.625%, 8/1/2000	AA+		1,484,352
3,760,000		Texas State Department of Housing & Community Affairs, SFM Revenue Bonds, Series B, 5.45% (MBIA INS) 3/1/2019	AAA		3,504,696
6,000,000		Texas Water Development Board, State Revolving Fund, Sr. Lien Revenue Bonds, 5.80% (Original Issue Yield: 5.90%) 7/15/2002	AAA		6,099,360

		TOTAL			18,123,990

		Virginia--1.1%
2,000,000		Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project) 6/15/2008	A-		2,004,460

		Washington--7.8%
1,020,000		Seattle, WA, LT GO Refunding Bonds, 6.00% (Original Issue Yield: 6.10%) 3/1/2002	AA+		1,036,708
1,500,000		Tacoma, WA, Sewer Authority, Revenue Refunding Bonds, Series B, 5.70% (FGIC INS)/(Original Issue Yield: 5.85%) 12/1/2005	AAA		1,536,555
4,500,000		Washington Health Care Facilities Authority, Revenue Bonds, Series 1996, 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/ (Original Issue Yield: 5.63%) 12/1/2010	AAA		4,404,735
2,335,000		Washington Health Care Facilities Authority, Revenue Bonds, 5.25% (Highline Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 5.30%) 8/15/2017	AA		2,051,601
3,000,000		Washington State Public Power Supply System, Refunding & Revenue Bonds, Series B, 5.70% (Nuclear Project No. 3)/(Original Issue Yield: 5.793%) 7/1/2010	AA-		3,008,340
2,000,000		Washington State Public Power Supply System, Refunding Revenue Bonds, Series 1997A, 6.00% (Nuclear Project No. 2) 7/1/2007	AAA		2,072,720

		TOTAL			14,110,659

		Wisconsin--1.7%
3,000,000		Wisconsin State Petroleum Inspection Fee, Revenue Bonds, Series 2000A, 6.00%, 7/1/2011	AA-		3,092,490

		TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $179,581,993)			175,712,728

Principal Amount			Credit Rating	[1]	Value
		SHORT-TERM MUNICIPALS--1.7%[2]
		Idaho--1.2%
$2,200,000		Boise, ID, Industrial Development Corp., Multi-Mode Variable Rate IDRB, Series 1998, Weekly VRDNs (Multiquip Inc. Project)/(Bank of Tokyo-Mitsubishi Ltd. LOC)	A-2		$2,200,000

		Michigan--0.5%
900,000		Michigan Strategic Fund, Limited Obligation Revenue Bonds, Series 1999, Weekly VRDNs (J. G. Kern Enterprises, Inc.)/ (Michigan National Bank, Farmington Hills LOC)	NR		900,000

		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)			3,100,000

		TOTAL INVESTMENTS (IDENTIFIED COST $182,681,993)[4]			$178,812,728

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At May 31, 2000, 11.3% of the total investments at market value were subject to alternative minimum tax.

3 Denotes a restricted security that is subject to restrictions on resale under federal securities laws. This security has been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 2000, this security amounted to $963,176, which represents 0.5% of net assets.

4 The cost of investments for federal tax purposes amounts to $182,681,993. The net unrealized depreciation of investments on a federal tax basis amounts to $3,869,265, which is comprised of $1,421,880 appreciation and $5,291,145 depreciation at May 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($181,291,438) at May 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranty
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PCA	--Pollution Control Authority
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 2000

Assets:
Total investments in securities, at value (identified and tax cost $182,681,993)		$178,812,728
Cash		84,354
Income receivable		3,021,932
Receivable for investments sold		60,000
Receivable for shares sold		133,323

TOTAL ASSETS		182,112,337

Liabilities:
Payable for shares redeemed	$195,793
Payable for daily variation margin	33,750
Income distribution payable	569,641
Accrued expenses	21,715

TOTAL LIABILITIES		820,899

Net assets for 18,360,277 shares outstanding		$181,291,438

Net Assets Consist of:
Paid in capital		$191,672,228
Net unrealized depreciation of investments and futures contracts		(3,943,315)
Accumulated net realized loss on investments and futures contracts		(6,437,475)

TOTAL NET ASSETS		$181,291,438

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$181,291,438 ÷ 18,360,277 shares outstanding		$9.87

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MAY 31, 2000

Investment Income:
Interest			$11,249,193

Expenses:
Investment adviser fee		$825,493
Administrative personnel and services fee		155,513
Custodian fees		15,283
Transfer and dividend disbursing agent fees and expenses		52,391
Directors'/Trustees' fees		11,930
Auditing fees		17,139
Legal fees		3,253
Portfolio accounting fees		66,156
Shareholder services fee		515,933
Share registration costs		18,532
Printing and postage		23,628
Insurance premiums		1,538
Miscellaneous		4,323

TOTAL EXPENSES		1,711,112

Waivers:
Waiver of investment adviser fee	$(132,337)
Waiver of shareholder services fee	(392,109)

TOTAL WAIVERS		(524,446)

Net expenses			1,186,666

Net investment income			10,062,527

Realized and Unrealized Loss on Investments:
Net realized loss on investments and futures contracts			(5,870,601)
Net change in unrealized appreciation of investments			(8,537,428)

Net realized and unrealized loss on investments			(14,408,029)

Change in net assets resulting from operations			$(4,345,502)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended May 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,062,527	$11,220,354
Net realized gain (loss) on investments and futures contracts ($(5,870,601) and $3,035,974, respectively, as computed for federal tax purposes)	(5,870,601)	3,035,974
Net change in unrealized appreciation of investments	(8,537,428)	(6,084,113)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(4,345,502)	8,172,215

Distributions to Shareholders:
Distributions from net investment income	(10,062,527)	(11,220,354)

Share Transactions:
Proceeds from sale of shares	92,033,521	140,583,646
Net asset value of shares issued to shareholders in payment of distributions declared	2,606,442	3,325,538
Cost of shares redeemed	(142,308,418)	(122,075,316)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(47,668,455)	21,833,868

Change in net assets	(62,076,484)	18,785,729

Net Assets:
Beginning of period	243,367,922	224,582,193

End of period	$181,291,438	$243,367,922

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 2000

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust, (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At May 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $4,824,383, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 566,874

2008	$4,257,509

Additionally, net capital losses of $1,687,412 attributable to security transactions incurred after October 31, 1999, are treated as arising on June 1, 2000, the first day of the Fund's next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the fiscal year ended May 31, 2000, the Fund had realized losses on future contracts of $30,127. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Unrealized Depreciation
September 2000	40 Municipal Bond Index Futures	Short	$(74,050)

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under the criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

Year Ended May 31	2000	1999
Shares sold	9,096,203	13,101,446
Shares issued to shareholders in payment of distributions declared	258,403	309,954
Shares redeemed	(14,048,028)	(11,372,404)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(4,693,422)	2,038,996

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the period ended May 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $178,540,000 and $207,150,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended May 31, 2000, were as follows:

Purchases	$85,794,619

Sales	$125,247,583

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF INTERMEDIATE MUNICIPAL TRUST
AND SHAREHOLDERS OF FEDERATED INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Intermediate Municipal Trust (the "Trust") as of May 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 1999 and the financial highlights for each of the four years then ended were audited by other auditors whose report dated July 15, 1999, expressed an unqualified opinion on that statement and those financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Intermediate Municipal Trust at May 31, 2000, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
July 13, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

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JULY 31, 2000

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A Statement of Additional Information (SAI) dated July 31, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-4314
Cusip 458810108


8061702A-IS (7/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

MANAGEMENT DISCUSSION AND ANALYSIS

Federated Intermediate Municipal Trust

ANNUAL REPORT FOR FISCAL YEAR ENDED MAY 31, 2000

How would you describe the market environment for municipal bonds over the fund's fiscal year?

Municipal bond market yields continued to follow the rising trend in general interest rates over the period from June 1999 to May 2000 as a result of concern over accelerating real economic growth, valuations in the stock market and potential Federal Reserve Board policy changes. Cash flows in municipal bond funds throughout the industry continued to be net negative over the period as investors used tax-loss selling in their bond funds to offset capital gains in the equity portion of the investment portfolios. The municipal market experienced a significant shift in supply/demand relationships with a lighter new issuance calendar (a decline of 24% over last year) and a lack of institutional demand from the funds, insurance companies and arbitrageurs. This technical situation which existed for most of the fiscal year has kept municipal/treasury yield ratios in an historically cheap range. Yields increased across the municipal yield curve over the 12-month period ending May 31, 2000. Yields increased by 53 basis points to 5.00% in the ten-year area of the AAA general obligation municipal yield curve and by 52 basis points to 5.71% for 30-year maturities.

How did Federated Intermediate Municipal Trust perform for the 12-month reporting period ended May 31, 2000?

For the 12-month reporting period ended May 31, 2000, the fund returned (1.89%).1 The fund lagged behind the Lipper General Municipal Fund Average2 of (1.18%).

The Fund continues to have very competitive income performance. As of May 31, 2000, the portfolio had a 30-day SEC current yield of 5.00%.3 The performance is even more impressive on a taxable-equivalent basis (yields range from 7.25% for an investor in the 31% bracket to 8.28% for an investor in the 39.6% bracket).

1 Performance quoted represents past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 The Lipper figure represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper figures do not take sales charges into account.

3 The 30-day current SEC yield is calculated by dividing the investment income per share for the prior 30 days by the net asset value per share on that date. The SEC yields are compounded and annualized.

In general, the total return performance for municipal bond funds was negatively impacted by the general increase in interest rates. Credit spread widening in the health sector also impacted those municipal bond funds which had exposure to hospitals and continuing care retirement centers. Individual bond structure also impacted performance with many bonds that were premium callable bonds at the beginning of the year becoming discount bonds, and then market discount bonds, increasing their duration in a rising interest rate environment.

What strategies are you employing to take advantage of the current market environment?

The fund seeks to maximize tax-exempt income distributed to the shareholders. The strategy over the period involved taking advantage of increasing interest rates by swapping into securities with higher book yields but similar structural characteristics (duration, maturity and call protection) and credit quality. Portfolio duration has been managed by adjusting cash positions and through the use of a futures hedging strategy which utilizes the municipal futures contract. The strategy involves continuously swapping into securities with higher book yields within a rising interest rate environment while managing portfolio duration within highly defined parameters. We continue to concentrate the fund's security selection on credit quality. Credit spreads remain narrow by historical standards, providing little incentive to buy lower quality paper. We continuously look for securities with favorable liquidity characteristics and structural features. Call protection and coupon selection are important determinants of how a bond will perform as interest rates vary. The municipal yield curve continues to offer the best "roll down" value in the 10- to 15-year range.

How were the fund's assets allocated on May 31, 2000 in terms of credit quality?

The fund had an average portfolio quality rating equivalent to AA. The allocation is as follows:.

Percentage of Net Assets
AAA	49.7%
AA	30.7%
A	12.7%
BBB	3.5%
NR	3.4%

What were the fund's top five holdings as of May 31, 2000?

The top five holdings were as follows:

Issuer/Coupon/Maturity	Percentage of Net Assets
Texas Water Development Board-State Revolving Fund, Senior Lien Revenue Bonds 5.800% due 07/15/2002	3.36%
New York City, NY, UT GO Bonds, Series 1999G 6.00% due 10/15/2007	2.88%
Missouri State HEFA-BJC Health System, MO, Health Facilities Revenue Bonds 6.100% due 05/15/2006	2.88%
Missouri State HEFA-BJC Health System, MO, Health Facilities Revenue Bonds 6.000% due 05/15/2005	2.86%
Michigan State Hospital Finance Authority-Ascension Health Credit Group 6.000% due 11/15/2011	2.80%

What is your outlook for the municipal bond market this year?

Municipal credit quality in general has benefited from the strong U.S. economy. Municipal tax receipts at all levels of government have exceeded forecasts, which has allowed municipal fund balances and reserves to expand. There are sectors of the municipal revenue bond market that have experienced credit weakness. For example, the hospital sector, in particular, has experienced credit downgrades as a result of the reductions in Medicare reimbursement by the federal government and overly ambitious expansion plans. We are currently focusing on sectors of the market that include state and local general obligations, infrastructure financings, and high-quality industrial development and pollution control bonds. The total issuance of long-term municipal bonds is expected to be in the $200 billion to $230 billion range in 2000. The amount of outstanding municipal debt is expected to grow by approximately $80 billion while the stock of treasury debt is falling. This reality should bias the m unicipal/treasury yield ratio upward. Relative performance of the municipal market should improve as most of the damage of higher municipal ratios and rising interest rates should have been absorbed in fiscal 1999. Liquidity will continue to be an issue for the municipal market due to a lack of Wall Street analytical resources and reduced institutional demand from arbitrageur and crossover buyers. Liquidity in the municipal market will also continue to be impacted by the significant amount of bonds in the secondary market with poor structural characteristics (market discounts) which currently have limited appeal for investors.

Growth of $25,000 Invested in Federated Intermediate Municipal Trust

[Graphic Representation Omitted - See Appendix]

Average Annual Total Return for the Period Ended May 31, 2000
1 Year	(1.89%)
5 Years	3.67%
10 Years	5.37%
Start of Performance (12/26/85)	5.59%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Intermediate Municipal Trust (the "Fund") from May 31, 1990 to May 31, 2000, compared to the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7YRGOMBI)2 and the Lipper Intermediate Municipal Debt Funds Average (LIMDFA).3

Past performance is not predictive of future performance. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

This report must be preceded or accompanied by the Trust's prospectus dated July 31, 2000, and, together with financial statements contained therein, constitutes the Trust's annual report.

1 Represents a hypothetical investment of $25,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7YRGOMBI and LIMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

2 The LB7YRGOMBI is an unmanaged index of municipal bonds, issued after January 1, 1991, with a minimum credit rating of at least Baa, which have been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million, and a maturity range of six to eight years. It is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged.

3 The LIMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses and other fees that the SEC requires to be reflected in the Fund's performance.

Federated
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 458810108
G00289-01 (7/00)

Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

APPENDIX

Prospectus-Risk Return Bar Chart

     The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Intermediate Municipal Trust (the “Fund”) as of the calendar year-end for each of 10 years.

     The ‘y’axis reflects the “% Total Return”beginning with “-4”and increasing in increments of 4% up to 12%.

     The ‘x’axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1990 through 1999. The percentages noted are: 6.46%, 10.81%, 7.14%, 9.72%, -3.79%, 11.56%, 3.98%, 6.85%, 5.24%, and -2.57%.

MANAGEMENT'S DISCUSSION AND ANALYSIS

Growth of $25,000 Invested Line Graph

     The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Shares of Federated Intermediate Municipal Trust (the "Fund") are represented by a solid line. The Lipper Intermediate Municipal Debt Fund's Average ("LIMDFA") is represented by a broken line and the Lehman Brothers 7-Year General Obligation Municipal Bond Index ("LB7YRGOMBI") is represented by a dotted line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Shares of the Fund, LIMDFA, and LB7YRGOMBI. The "x" axis reflects computation periods from 5/31/90 to 5/31/00. The "y" axis reflects the costs of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Shares as compared to the LIMDFA and the LB7YRGOMBI. The ending values were $42,183, $43,914, and $46,830, respectively.